Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2024
Share-based payment arrangements [Abstract]
Schedule of Key Assumptions Used in Valuation
The following table summarizes the preliminary fair value for accounting purposes at the measurement date and the key assumptions used in the valuation of the 2024-2026 PSU Plan:

2024-2026 PSUs
Preliminary fair value	€8.30 - €11.19

Measurement date share price	€11.00
Expected volatility based on the historical and implied volatility of a group of comparable companies	36.08%
Dividend yield	1.18%
Risk-free rate	4.38%